BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 1.8%
	FIXED INCOME - 1.8%
300,000	Invesco Senior Loan ETF			$ 6,633,000

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,623,670)			6,633,000

Shares				Fair Value
	PREFERRED STOCKS — 2.3%
	ASSET MANAGEMENT - 0.9%
80,000	Charles Schwab Corporation			2,096,000
40,000	Eagle Point Credit Company, Inc.			1,029,576
				3,125,576
	BANKING - 1.4%
77,000	Huntington Bancshares Inc			1,967,350
122,135	US Bancorp			3,075,359
				5,042,709

	TOTAL PREFERRED STOCKS (Cost $8,030,259)			8,168,285

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 25.0%
	AUTO LOAN — 13.4%
2,030,000	AmeriCredit Automobile Receivables Trust 2020-2	2.1300	03/18/26	2,083,475
1,050,000	CarMax Auto Owner Trust 2018-2	3.9900	04/15/25	1,073,834
2,000,000	CarMax Auto Owner Trust 2020-2	5.7500	05/17/27	2,191,178
4,000,000	Credit Acceptance Auto Loan Trust 2019-1(a)	3.7500	04/17/28	4,051,832
2,000,000	Credit Acceptance Auto Loan Trust 2019-3(a)	3.0600	03/15/29	2,075,292
1,225,000	First Investors Auto Owner Trust(a)	4.9200	08/15/24	1,251,917
1,000,000	First Investors Auto Owner Trust(a)	3.3500	04/15/27	1,007,018
2,250,000	First Investors Auto Owner Trust 2017-2(a)	5.4800	10/15/24	2,286,115
2,275,000	First Investors Auto Owner Trust 2018-2(a)	5.3600	01/15/25	2,365,991
1,555,000	First Investors Auto Owner Trust 2019-1(a)	4.5300	06/16/25	1,605,666
2,000,000	First Investors Auto Owner Trust 2019-2(a)	3.8800	01/15/26	2,060,698
1,000,000	First Investors Auto Owner Trust 2020-1(a)	4.6300	06/16/26	1,049,759
5,750,000	Flagship Credit Auto Trust 2016-4(a)	6.4400	01/16/24	5,762,620
2,000,000	Flagship Credit Auto Trust 2017-1(a)	6.4600	12/15/23	2,022,674

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 25.0% (Continued)
	AUTO LOAN — 13.4% (Continued)
2,000,000	Santander Drive Auto Receivables Trust 2017-3(a)		4.9700	01/15/25	$ 2,018,221
3,250,000	Santander Drive Auto Receivables Trust 2018-1a)		4.3700	05/15/25	3,305,284
2,010,000	Santander Drive Auto Receivables Trust 2018-2(a)		5.0200	09/15/25	2,061,230
1,550,000	Santander Drive Auto Receivables Trust 2019-2		3.2200	07/15/25	1,592,842
1,000,000	Westlake Automobile Receivables Trust 2019-2(a)		3.2000	11/15/24	1,025,541
1,500,000	Westlake Automobile Receivables Trust 2019-3(a)		3.5900	03/17/25	1,554,418
1,000,000	Westlake Automobile Receivables Trust 2020-2(a)		2.7600	01/15/26	1,031,852
3,000,000	Westlake Automobile Receivables Trust 2020-3(a)		5.1100	05/17/27	3,127,264
2,000,000	Westlake Automobile Receivables Trust 2021-2(a)		2.3800	03/15/27	2,005,494
					48,610,215
	CLO — 6.5%
1,250,000	Apidos CLO XXXV(a),(b)	US0003M + 5.750%	5.9490	04/20/34	1,246,474
2,000,000	CIFC Funding 2015-V Ltd.(a),(b)	US0003M + 2.950%	3.0750	10/25/27	2,005,804
2,750,000	Goldentree Loan Management US CLO 1 Ltd.(a),(b)	US0003M + 3.150%	3.2840	04/20/34	2,749,973
2,825,000	Goldentree Loan Management US CLO 6 Ltd.(a),(b)	US0003M + 3.850%	3.9840	01/20/33	2,848,165
2,000,000	Madison Park Funding XXIV Ltd.(a),(b)	US0003M + 1.750%	1.8840	10/20/29	1,999,994
2,000,000	Neuberger Berman Loan Advisers CLO 32 Ltd.(a),(b)	US0003M + 2.700%	2.8340	01/19/32	2,011,948
2,540,000	Oaktree EIF III Series II Ltd.(a),(b)	US0003M + 1.450%	1.5840	07/17/29	2,539,995
2,400,000	OZLM XII Ltd.(a),(b)	US0003M + 1.600%	1.7290	04/30/27	2,403,466
2,000,000	Regatta IX Funding Ltd.(a),(b)	US0003M + 6.000%	6.1340	04/17/30	1,981,866
2,250,000	Regatta XIII Funding Ltd.(a),(b)	US0003M + 3.100%	3.2260	07/15/31	2,257,720
1,500,000	Wind River CLO Ltd.(a),(b)	US0003M + 1.950%	2.1520	04/20/34	1,499,983
					23,545,387
	NON AGENCY CMBS — 0.7%
680,477	COMM 2012-CCRE5 Mortgage Trust(a),(b)		4.4640	12/10/45	680,504
1,784,295	Wells Fargo Commercial Mortgage Trust 2016-NXS6		2.3990	11/15/49	1,783,762
					2,464,266
	OTHER ABS — 0.8%
301,969	MVW Owner Trust 2016-1(a)		2.2500	12/20/33	304,547
1,324,204	MVW Owner Trust 2017-1(a)		2.4200	12/20/34	1,350,305
1,250,000	PFS Financing Corporation(a)		2.8600	04/15/24	1,267,549
					2,922,401

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 25.0% (Continued)
	RESIDENTIAL MORTGAGE — 1.2%
364,291	Towd Point Mortgage Trust 2017-5(a),(b)	US0001M + 0.600%	0.6860	02/25/57	$ 364,470
461,822	Towd Point Mortgage Trust 2017-6(a),(b)		2.7500	10/25/57	471,051
1,763,083	Towd Point Mortgage Trust 2018-2(a),(b)		3.2500	03/25/58	1,812,552
1,536,666	Towd Point Mortgage Trust 2018-3(a),(b)		3.7500	05/25/58	1,609,691
					4,257,764
	OTHER — 2.4%
700,000	CIFC Funding 2017-IV Ltd.(a),(b)	US0003M + 1.550%	1.6750	10/24/30	699,998
3,000,000	CIFC Funding 2017-IV Ltd.(a),(b)	US0003M + 3.150%	3.2750	10/24/30	2,999,964
2,000,000	Neuberger Berman CLO XV(a),(b)	US0003M + 1.850%	1.9760	10/15/29	2,000,000
3,000,000	Westlake Automobile Receivables Trust 2021-2(a)		3.6600	12/15/27	2,996,413
					8,696,375
	TOTAL ASSET BACKED SECURITIES (Cost $89,972,950)				90,496,409

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.9%
	ASSET MANAGEMENT — 0.8%
1,815,000	Oaktree Specialty Lending Corporation		3.5000	02/25/25	1,901,471
850,000	Oaktree Specialty Lending Corporation		2.7000	01/15/27	852,877
					2,754,348
	AUTOMOTIVE — 1.2%
2,050,000	Adient Global Holdings Ltd.(a)		4.8750	08/15/26	2,102,173
250,000	Dana, Inc.		5.3750	11/15/27	263,750
2,000,000	Ford Motor Credit Company, LLC		3.0960	05/04/23	2,035,000
					4,400,923
	BANKING — 2.0%
2,830,000	Bank of America Corporation(b)	US0003M + 3.296%	5.1250	12/20/67	3,003,479
2,400,000	JPMorgan Chase & Company(b)	US0003M + 3.300%	6.0000	02/01/68	2,535,300
1,533,000	Synovus Financial Corporation(b)	USSW5 + 3.379%	5.9000	02/07/29	1,652,801
					7,191,580
	CABLE & SATELLITE — 0.5%
1,000,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.0000	02/01/28	1,043,750
750,000	Sirius XM Radio, Inc.(a)		5.0000	08/01/27	784,688
					1,828,438

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.9% (Continued)
	CHEMICALS — 1.8%
3,000,000	Avient Corporation(a)	5.7500	05/15/25	$ 3,165,000
492,000	HB Fuller Company	4.0000	02/15/27	515,208
770,000	HB Fuller Company	4.2500	10/15/28	784,438
2,000,000	Ingevity Corporation(a)	3.8750	11/01/28	1,997,500
				6,462,146
	COMMERCIAL SUPPORT SERVICES — 0.8%
2,945,000	Korn Ferry(a)	4.6250	12/15/27	3,059,119

	CONSTRUCTION MATERIALS — 1.0%
3,592,000	Advanced Drainage Systems, Inc.(a)	5.0000	09/30/27	3,756,621

	CONSUMER SERVICES — 2.3%
3,775,000	Rent-A-Center, Inc.(a)	6.3750	02/15/29	4,077,000
3,885,000	Service Corp International	5.1250	06/01/29	4,228,434
				8,305,434
	CONTAINERS & PACKAGING — 2.2%
2,402,000	Graphic Packaging International, LLC	4.8750	11/15/22	2,483,884
100,000	Intertape Polymer Group, Inc.(a)	4.3750	06/15/29	101,786
1,855,000	Silgan Holdings, Inc.	4.1250	02/01/28	1,908,331
3,350,000	TriMas Corporation(a)	4.1250	04/15/29	3,432,846
				7,926,847
	ELECTRIC UTILITIES — 0.9%
2,625,000	TerraForm Power Operating, LLC(a)	4.2500	01/31/23	2,701,860
600,000	TerraForm Power Operating, LLC(a)	5.0000	01/31/28	645,750
				3,347,610
	ENGINEERING & CONSTRUCTION — 3.6%
4,060,000	Installed Building Products, Inc.(a)	5.7500	02/01/28	4,267,446
4,975,000	MasTec, Inc.(a)	4.5000	08/15/28	5,198,875
3,700,000	TopBuild Corporation(a)	3.6250	03/15/29	3,728,860
				13,195,181
	FOOD — 2.2%
4,009,000	Darling Ingredients, Inc.(a)	5.2500	04/15/27	4,159,337
3,608,000	Post Holdings, Inc.(a)	5.7500	03/01/27	3,752,825
				7,912,162

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.9% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS — 1.3%
2,360,000	Louisiana-Pacific Corporation(a)		3.6250	03/15/29	$ 2,379,057
2,200,000	Resolute Forest Products, Inc.(a)		4.8750	03/01/26	2,242,361
					4,621,418
	HEALTH CARE FACILITIES & SERVICES — 0.7%
2,500,000	Molina Healthcare, Inc.(a)		4.3750	06/15/28	2,596,875

	HOME & OFFICE PRODUCTS — 0.4%
1,278,000	Scotts Miracle-Gro Company (The)		4.5000	10/15/29	1,337,108

	HOME CONSTRUCTION — 2.4%
2,000,000	LGI Homes, Inc.(a)		4.0000	07/15/29	1,997,500
1,210,000	Meritage Homes Corporation		6.0000	06/01/25	1,368,812
3,050,000	Patrick Industries, Inc.(a)		7.5000	10/15/27	3,299,535
2,000,000	Patrick Industries, Inc.(a)		4.7500	05/01/29	2,042,500
					8,708,347
	HOUSEHOLD PRODUCTS — 1.2%
3,907,000	Central Garden & Pet Company		5.1250	02/01/28	4,129,054
342,000	Prestige Brands, Inc.(a)		5.1250	01/15/28	358,852
					4,487,906
	INSTITUTIONAL FINANCIAL SERVICES — 0.8%
2,855,000	Goldman Sachs Group, Inc.(b)	US0003M + 2.874%	5.0000	Perpetual	2,890,688
166,000	State Street Corporation(b)	US0003M + 3.597%	3.7130	Perpetual	166,805
					3,057,493
	INTERNET MEDIA & SERVICES — 0.8%
2,500,000	Netflix, Inc.		5.7500	03/01/24	2,764,850
100,000	Netflix, Inc.		5.8750	02/15/25	113,938
					2,878,788
	LEISURE FACILITIES & SERVICES — 1.8%
3,560,000	Boyne USA, Inc.(a)		4.7500	05/15/29	3,680,150
2,651,000	Hilton Grand Vacations Borrower		6.1250	12/01/24	2,753,329
					6,433,479
	MACHINERY — 1.1%
4,000,000	ATS Automation Tooling Systems, Inc.(a)		4.1250	12/15/28	4,107,160

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.9% (Continued)
	METALS & MINING — 1.5%
2,086,000	Joseph T Ryerson & Son, Inc.(a)	8.5000	08/01/28	$ 2,316,378
2,767,000	Mineral Resources Ltd.(a)	8.1250	05/01/27	3,008,808
				5,325,186
	OIL & GAS PRODUCERS — 6.2%
2,250,000	Antero Resources Corporation(a)	5.3750	03/01/30	2,372,400
2,000,000	Cenovus Energy, Inc.	3.8000	09/15/23	2,106,066
2,775,000	Cheniere Energy Partners, L.P.	4.5000	10/01/29	2,972,469
3,250,000	Hess Midstream Operations, L.P.(a)	5.6250	02/15/26	3,375,937
1,448,000	Murphy Oil Corporation	6.8750	08/15/24	1,480,392
3,240,000	Murphy Oil USA, Inc.	5.6250	05/01/27	3,391,276
750,000	Murphy Oil USA, Inc.	4.7500	09/15/29	795,000
2,825,000	Sunoco, L.P. / Sunoco Finance Corporation	6.0000	04/15/27	2,945,062
2,909,000	Targa Resources Partners, L.P. / Targa Resources	5.0000	01/15/28	3,058,086
				22,496,688
	PUBLISHING & BROADCASTING — 0.4%
1,500,000	Nexstar Broadcasting, Inc.(a)	5.6250	07/15/27	1,590,450

	REAL ESTATE INVESTMENT TRUSTS — 2.1%
3,000,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a)	6.0000	04/15/25	3,138,750
2,000,000	Iron Mountain, Inc.(a)	5.2500	03/15/28	2,092,500
2,040,000	Sabra Health Care, L.P.	4.8000	06/01/24	2,248,094
				7,479,344
	RETAIL - CONSUMER STAPLES — 1.5%
3,959,000	Albertsons Companies Inc / Safeway Inc / New(a)	5.8750	02/15/28	4,221,284
1,100,000	SEG Holding, LLC / S.E.G Finance Corporation(a)	5.6250	10/15/28	1,148,125
				5,369,409
	RETAIL - DISCRETIONARY — 1.6%
3,420,000	Asbury Automotive Group, Inc.	4.5000	03/01/28	3,520,462
2,250,000	Penske Automotive Group, Inc.	3.5000	09/01/25	2,317,500
				5,837,962
	SEMICONDUCTORS — 1.9%
2,180,000	Amkor Technology, Inc.(a)	6.6250	09/15/27	2,338,050

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 51.9% (Continued)
	SEMICONDUCTORS — 1.9% (Continued)
2,075,000	ON Semiconductor Corporation(a)		3.8750	09/01/28	$ 2,146,484
2,200,000	Synaptics, Inc.(a)		4.0000	06/15/29	2,253,504
					6,738,038
	SOFTWARE — 0.3%
1,000,000	Open Text Corporation(a)		5.8750	06/01/26	1,036,250

	SPECIALTY FINANCE — 2.0%
3,000,000	FirstCash, Inc.(a)		4.6250	09/01/28	3,116,250
1,800,000	Quicken Loans, LLC(a)		5.2500	01/15/28	1,941,750
2,150,000	Quicken Loans, LLC / Quicken Loans Co-Issuer, Inc.(a)		3.6250	03/01/29	2,193,580
					7,251,580
	TECHNOLOGY HARDWARE — 0.8%
2,685,000	Seagate HDD Cayman		4.8750	03/01/24	2,896,444

	TECHNOLOGY SERVICES — 1.8%
2,500,000	Booz Allen Hamilton, Inc.(a)		3.8750	09/01/28	2,565,925
1,920,000	Nielsen Finance, LLC / Nielsen Finance Company(a)		5.6250	10/01/28	1,991,731
2,000,000	Nielsen Finance, LLC / Nielsen Finance Company(a)		4.5000	07/15/29	1,958,100
					6,515,756
	TELECOMMUNICATIONS — 0.8%
3,000,000	Qwest Corporation		6.7500	12/01/21	3,029,280

	TRANSPORTATION EQUIPMENT — 1.2%
2,000,000	Allison Transmission, Inc.(a)		4.7500	10/01/27	2,085,160
2,000,000	Allison Transmission, Inc.(a)		5.8750	06/01/29	2,178,600
					4,263,760
	TOTAL CORPORATE BONDS (Cost $186,226,282)				188,199,130

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 14.6%
	AUTOMOTIVE — 1.2%
1,246,875	Adient US, LLC(b)	US0001M + 3.500%	3.5930	04/10/28	1,247,074
3,101,111	Dana, Inc.(b)	US0001M + 2.250%	2.3420	02/27/26	3,109,825

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 14.6% (Continued)
	AUTOMOTIVE — 1.2% (Continued)
					$ 4,356,899
	BIOTECH & PHARMA — 1.8%
3,000,000	Horizon Therapeutics USA Inc(b)	US0001M + 2.250%	2.1250	05/22/26	2,989,125
3,000,000	Prestige Brands, Inc.(b)	US0001M + 2.000%	2.5000	07/03/28	3,000,000
					5,989,125
	CABLE & SATELLITE — 0.8%
2,947,368	Charter Communications Operating, LLC(b)	US0001M + 1.750%	1.8500	02/01/27	2,933,560

	CHEMICALS — 0.9%
3,060,261	HB Fuller Company(b)	US0001M + 2.000%	2.0990	10/21/24	3,067,284

	COMMERCIAL SUPPORT SERVICES — 0.8%
2,985,000	AlixPartners LLP(b)	US0001M + 2.750%	2.8500	02/04/28	2,980,806

	CONSTRUCTION MATERIALS — 0.8%
2,984,810	Quikrete Holdings, Inc.(b)	US0001M + 2.500%	2.7500	02/01/27	2,963,916

	ELECTRIC UTILITIES — 0.8%
2,950,561	Vistra Operations Company, LLC(b)	US0001M + 2.750%	1.8510	12/31/25	2,932,858

	ENGINEERING & CONSTRUCTION — 0.3%
1,000,000	Centuri Group, Inc.	US0003M + 2.500%	3.0000	08/28/28	1,000,835

	FOOD — 0.8%
2,977,502	Utz Quality Foods, LLC(b)	US0001M + 3.000%	3.0930	01/20/28	2,976,892

	LEISURE PRODUCTS — 0.8%
2,992,500	Hayward Industries, Inc.(b)	US0001M + 2.500%	3.2500	05/29/28	2,989,373

	MACHINERY — 0.8%
2,959,167	Columbus McKinnon Corporation(b)	US0003M + 2.750%	3.2500	05/15/28	2,964,316

	MEDICAL EQUIPMENT & DEVICES — 0.8%
3,000,000	Avantor Funding, Inc.(b)	US0001M + 2.250%	2.7500	11/06/27	3,005,625

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 14.6% (Continued)
	OIL & GAS PRODUCERS — 1.1%
4,000,000	Pilot Travel Centers, LLC(b)	US0001M + 2.000%	2.0800	08/04/28	$ 3,993,140

	PUBLISHING & BROADCASTING — 0.7%
2,623,600	Nexstar Broadcasting, Inc.(b)	US0001M + 2.500%	2.5920	09/18/26	2,624,427

	REAL ESTATE INVESTMENT TRUSTS — 0.3%
984,694	Iron Mountain, Inc.(b)	US0001M + 1.750%	1.8430	01/02/26	977,309

	SOFTWARE — 0.8%
2,946,565	Open Text Corporation(b)	US0001M + 1.750%	1.8430	05/30/25	2,968,664

	SPECIALTY FINANCE — 0.5%
1,995,000	FleetCor Technologies Operating Company, LLC(b)	US0001M + 1.750%	1.8500	04/28/28	1,992,197

	TECHNOLOGY HARDWARE — 0.6%
1,990,000	Pitney Bowes, Inc.(b)	US0001M + 4.000%	4.1000	03/17/28	1,997,462

	TOTAL TERM LOANS (Cost $52,610,898)				52,714,688

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 4.1%
	MONEY MARKET FUNDS - 4.1%
14,960,683	First American Government Obligations Fund, Class X, 0.03% (Cost $14,960,683)(c)				14,960,683

	TOTAL INVESTMENTS - 99.7% (Cost $358,424,742)				$ 361,172,195
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%				1,109,817
	NET ASSETS - 100.0%				$ 362,282,012

ABS	- Asset Backed Securities
CLO	- Collateralized Loan Obligation
CMBS	- Collateralized Mortgage-Backed Securities
ETF	- Exchange-Traded Fund

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company

US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USSW5	USD SWAP SEMI 30/360 5YR

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021 the total market value of 144A securities is 201,520,761 or 55.6% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Rate disclosed is the seven day effective yield as of September 30, 2021.